PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,924
Balance	2,020	$ 1,924
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6,068	5,083
Disposals	(62)	(74)
Additions	522	1,045
Foreign currency translation	(6)	14
Balance	6,522	6,068
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	248	227
Disposals	(7)
Additions	7	9
Foreign currency translation	(5)	12
Balance	243	248
Cost [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,561	2,551
Disposals
Additions	493	1,010
Foreign currency translation
Balance	4,054	3,561
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	139	185
Disposals	(55)	(74)
Additions	19	26
Foreign currency translation	(1)	2
Balance	102	139
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,120	2,120
Disposals
Additions	3
Foreign currency translation
Balance	2,123	2,120
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,144	3,809
Disposals	(62)	(74)
Additions	425	399
Foreign currency translation	(5)	10
Balance	4,502	4,144
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154	126
Disposals	(7)
Additions	18	20
Foreign currency translation	(4)	8
Balance	161	154
Accumulated Depreciation [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,802	1,508
Disposals
Additions	351	294
Foreign currency translation
Balance	2,153	1,802
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	93	118
Disposals	(55)	(74)
Additions	33	47
Foreign currency translation	(1)	2
Balance	70	93
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,095	2,057
Disposals
Additions	23	38
Foreign currency translation
Balance	2,118	2,095
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,924
Balance	2,020	1,924
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	94
Balance	82	94
Depreciated cost [Member] | Electronic machinery and laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,759
Balance	1,901	1,759
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	46
Balance	32	46
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	25
Balance	$ 5	$ 25